Intangible Assets (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
FaZe Clan Inc. [Member]
Intangible Assets (Details) [Line Items]
Amortization expense	$ 0.4	$ 0.3	$ 0.5	$ 0.1